Total
Class 1 Shares | Probabilities VIT Fund
FUND SUMMARY
Investment Objective:
The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 1 Shares Probabilities VIT Fund Class 1 Shares
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	2.47%
Expense Limitation	2.24%
Acquired Fund Fees and Expenses	0.31%	[1]
Expenses (as a percentage of Assets)	4.48%
Fee Waiver & Reimbursement	(1.93%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.55%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[2]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2022 so that the total annual operating expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 2.24% for Class 1 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees ("the "Board"), on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class 1 Shares | Probabilities VIT Fund | Class 1 Shares | USD ($)	258	1,181	2,113	4,487

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended December 31, 2020, the Portfolio’s portfolio turnover rate was 1,565% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor’s 500 (“S&P 500”) as well as mid-cap, small-cap and total market indexes are referred to as “Index ETFs”. The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities or the Adviser”), uses an active trading strategy based on a proprietary rules-based methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the Probabilities’ assessment of the market. When Probabilities’ believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the adviser will increase the Portfolio’s percentage allocation to leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio engaging in frequent trading of the Portfolio. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs may trade at a discount or premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs. Index ETFs in which the Portfolio invests will not be able to fully replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs in trading the ETFs portfolio. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

 ○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results, resulting in losses for the Portfolio.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

• Stock Market. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

• Turnover Risk. The Fund engages in high frequency trading which results in a significantly high turnover rate. A higher portfolio turnover may result in higher transactional and brokerage costs and may result in the Fund realizing more short-term capital gains than other funds. Such transactional and brokerage costs have a negative effect on Fund performance.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 1 shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Bar Chart for Calendar Year Ended December 31.

Best Quarter	4th Quarter 2020	10.73%
Worst Quarter	1st Quarter 2020	(26.48)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - Class 1 Shares - Probabilities VIT Fund		1 Year	5 Years	Since Inception [1]	Inception Date
Class 1 Shares		(8.22%)	4.17%	3.16%	Apr. 29, 2013
S&P 500 Total Return Index	[2]	18.40%	15.22%	14.12%
[1]	The inception date of the class 1 shares of the Portfolio is April 29, 2013.
[2]	The inclusion of the S&P 500 Total Return Index results are for comparison purposes only. The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The historical performance results of the S&P 500 Total Return Index (and all other indexes, are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested indirectly).

Class 2 Shares | Probabilities VIT Fund
FUND SUMMARY
Investment Objective:
The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 2 Shares Probabilities VIT Fund Class 2 Shares
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	2.69%
Acquired Fund Fees and Expenses	0.31%	[1]
Expenses (as a percentage of Assets)	4.85%
Fee Waiver & Reimbursement	(2.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.70%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[2]	The Portfolio's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2022, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 2.39% of average daily net assets attributable to Class 2. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees ("the "Board"), on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class 2 Shares | Probabilities VIT Fund | Class 2 Shares | USD ($)	273	1,267	2,264	4,769

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the year ended December 31, 2020, the Portfolio’s portfolio turnover rate was 1,565% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor’s 500 (“S&P 500”) as well as mid-cap and total market indexes are referred to as “Index ETFs.” The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities”), uses an active trading strategy based on a proprietary rules-based methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the Probabilities’ assessment of the market. When Probabilities’ believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the Probabilities will increase the Portfolio’s percentage allocation to leveraged ETFs Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio engaging in frequent trading of Portfolio positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs may trade at a discount or premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs. Index ETFs in which the Portfolio invests will not be able to fully replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs in trading the ETFs portfolio. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results, resulting in losses for the Portfolio.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

• Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Portfolio’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Portfolio’s investments will underperform either the securities markets generally or particular segments of the securities markets.

• Turnover Risk. The Fund engages in high frequency trading which results in a significantly high turnover rate. A higher portfolio turnover may result in higher transactional and brokerage costs and may result in the Fund realizing more short-term capital gains than other funds. Such transactional and brokerage costs have a negative effect on Fund performance.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 2 Shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Bar Chart for Calendar Year Ended December 31.

Best Quarter	4th Quarter 2019	10.75%
Worst Quarter	1st Quarter 2020	(26.61)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Average Annual Total Returns - Class 2 Shares - Probabilities VIT Fund		1 Year	5 Years	Since Inception [1]	Inception Date
Class 2 Shares		(8.44%)	4.00%	3.00%	Apr. 29, 2013
S&P 500 Total Return Index	[2]	18.40%	15.22%	14.12%
[1]	The inception date of the Class 2 shares of the Portfolio is April 29, 2013.
[2]	The inclusion of the S&P 500 Total Return Index results are for comparison purposes only. The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The historical performance results of the S&P 500 Total Return Index (and all other indexes, are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested indirectly).